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Technology Portfolio
Technology Portfolio

SUPPLEMENT DATED APRIL 1, 2024

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2023

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2023 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Technology Portfolio – At a meeting held on March 27, 2024, the Board of Trustees of the Trust, including a majority of the Independent Trustees, approved FIAM LLC (“FIAM”) to serve as the sub-adviser of the Technology Portfolio effective May 1, 2024, replacing MFS Investment Management. The Board also approved a management fee waiver for the Technology Portfolio effective with the approval of FIAM.

In connection with this sub-adviser change, certain principal investment strategies of the Technology Portfolio will change as described below. In order to facilitate these changes, a portion of the holdings of the Technology Portfolio may be sold and new investments purchased in accordance with recommendations by FIAM. Pacific Life Fund Advisors LLC, the investment adviser to the Technology Portfolio, may begin this transitioning prior to May 1, 2024 utilizing the principal investment strategies described below.

Disclosure Changes to the Fund Summaries section

Technology Portfolio – Effective May 1, 2024, the Annual Fund Operating Expenses subsection will be deleted and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Technology Portfolio		Class I	Class P
Management Fee		0.90%	0.90%
Service Fee		0.20%	none
Other Expenses		0.04%	0.04%
Total Annual Fund Operating Expenses		1.14%	0.94%
Less Fee Waiver	[1]	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses after Fee Waiver		1.03%	0.83%
[1]	The investment adviser has agreed to waive 0.11% of its management fee through April 30, 2025. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.

Effective May 1, 2024, in the Examples subsection, the second sentence of the first paragraph and the table will be deleted and replaced with the following:

The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period.

Expense Example - Technology Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	105	351	617	1,376
Class P	85	289	509	1,145

Effective May 1, 2024, the Principal Investment Strategies subsection will be deleted in its entirety and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of technology companies and technology-related companies.

The sub-adviser generally considers an issuer to be a technology or technology-related company if the company is principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, manufacturers of communications equipment, products, and services, personal computers and other computer hardware components and peripherals; providers of information technology and systems integration services; companies developing and producing database management, home entertainment, educational, specialty, enterprise, and business software; manufacturers of electronic equipment, instruments or components, including copiers and faxes; semiconductor and related equipment manufacturers; and other information technology companies. These companies are normally issuers that are (at the time of purchase) classified as being in the Technology sector as determined by an independent third-party data provider which provides economic sector and industry classifications to issuers based upon business operations. The Fund normally will invest more than 25% of its assets in securities of companies in technology and related industries.

The Fund normally invests primarily in common stocks, including domestic and foreign equity issuers (which may be U.S. dollar or foreign currency-denominated). The Fund may invest in companies of all market capitalization sizes as well as both growth and value stocks.

In buying and selling securities for the Fund, the sub-adviser uses fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions.

The Fund is classified as non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.

Effective May 1, 2024, under the Performance subsection, the following is added after the second sentence in the first paragraph:

The Average Annual Total Returns table reflects the technology sector equity market index that was utilized by the immediately prior sub-adviser (the S&P North American Technology Index) as well as the current technology sector equity market index (MSCI US IMI Information Technology 25/50 Index). The technology sector equity market index was changed in connection with the Fund’s change in sub-adviser to reflect the current sub-adviser’s investment strategy and approach.

Also effective May 1, 2024, under the Performance subsection, the second paragraph is deleted and replaced with the following:

FIAM LLC (“FIAM”) began managing the Fund on May 1, 2024, and some investment policies changed at that time. Other firms managed the Fund before that date.

Effective May 1, 2024, the Average Annual Total Returns table will be deleted in its entirety and replaced with the following:

Average Annual Total Returns (For the periods ended December 31, 2023)
Average Annual Returns - Technology Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class I	53.68%	17.56%	12.18%	Jan. 02, 2001
Class P	53.98%	17.81%	12.41%	May 02, 2011
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	26.29%	15.69%	12.03%
MSCI US IMI Information Technology 25/50 Index (reflects no deductions for fees, expenses, or taxes) (current index)	52.26%	11.67%	19.03%
S&P North American Technology Index (reflects no deductions for fees, expenses, or taxes) (former index)	61.13%	22.22%	18.72%